Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Domestic Fixed Income — 53.9%
(a)
iShares 0-3 Month Treasury Bond ETF ..... 185,209 $ 18,652,399
iShares Broad USD High Yield Corporate Bond
ETF
(b)
.......................... 2,436,476 89,613,587
iShares Core Universal USD Bond ETF ..... 303,110 13,776,350
iShares Floating Rate Bond ETF
(b)
........ 882,996 45,085,776
iShares GNMA Bond ETF .............. 820,539 35,627,803
iShares Systematic Bond ETF ........... 439,961 38,351,400
241,107,315
International Fixed Income — 10.1%
iShares J.P. Morgan Emerging Markets High
Yield Bond ETF
(a)
.................. 1,124,295 45,230,388
Investment Grade Bonds — 33.9%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 914,803 43,855,656
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(b)
...................... 699,572 36,580,620
iShares Broad USD Investment Grade
Corporate Bond ETF ................ 762,523 38,370,157
iShares Investment Grade Systematic Bond
ETF ........................... 739,403 32,748,159
151,554,592
Mortgage-Backed Securities — 2.0%
iShares MBS ETF
(a)
.................. 95,797 8,901,457
Total Long-Term Investments — 99.9%
(Cost: $ 451,944,159 ) ................................ 446,793,752
Short-Term Securities
Money Market Funds — 27 .7%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(d)
................... 123,476,628 123,513,670
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% .................... 392,162 392,162
Total Short-Term Securities — 27 .7%
(Cost: $ 123,893,485 ) .............................. 123,905,832
Total Investments — 127 .6%
(Cost: $ 575,837,644 ) .............................. 570,699,584
Liabilities in Excess of Other Assets — (27.6) % ............ (123,490,834)
Net Assets — 100.0% ............................... $ 447,208,750
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Yield Optimized Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 95,341,270 $ 28,189,594
(a)
$ — $ (28,033) $ 10,839 $ 123,513,670 123,476,628 $ 187,847
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 279,635 112,527
(a)
— — — 392,162 392,162 10,953 —
iShares 0-3 Month Treasury
Bond ETF ............ 24,882,775 10,272,768 (16,506,202) (11,992) 15,050 18,652,399 185,209 525,807 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 40,557,852 6,076,649 — (16,686) (2,762,159) 43,855,656 914,803 1,567,746 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF 30,945,126 17,143,961 (10,406,198) (33,859) (1,068,410) 36,580,620 699,572 1,190,318 —
iShares Broad USD High Yield
Corporate Bond ETF .... 57,893,382 36,435,850 (3,252,351) 37,851 (1,501,145) 89,613,587 2,436,476 3,628,052 —
iShares Broad USD Investment
Grade Corporate Bond ETF 16,196,202 30,983,464 (7,514,705) (116,259) (1,178,545) 38,370,157 762,523 1,154,996 —
iShares Core Universal USD
Bond ETF ............ 4,143,706 16,985,166 (6,905,367) (107,635) (339,520) 13,776,350 303,110 423,402 —
iShares Floating Rate Bond
ETF ................ 28,973,696 18,409,753 (2,328,051) 14,351 16,027 45,085,776 882,996 1,139,175 —
iShares GNMA Bond ETF ... 5,528,725 32,169,925 (1,090,918) (340) (979,589) 35,627,803 820,539 830,110 —
iShares Investment Grade
Systematic Bond ETF .... 29,442,743 15,666,988 (11,274,993) (18,122) (1,068,457) 32,748,159 739,403 1,135,028 —
iShares J.P. Morgan Emerging
Markets High Yield Bond
ETF ................ 29,437,022 15,823,346 — 87,048 (117,028) 45,230,388 1,124,295 1,727,287 —
iShares MBS ETF ........ 23,875,365 4,160,542 (18,949,972) 405,538 (590,016) 8,901,457 95,797 290,108 —
iShares Systematic Bond ETF — 39,285,523 (193,555) 801 (741,369) 38,351,400 439,961 304,580 —
$ 212,663 $ (10,304,322) $ 570,699,584 $ 14,115,409 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Yield Optimized Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 446,793,752 $ — $ — $ 446,793,752
Short-Term Securities
Money Market Funds ...................................... 123,905,832 — — 123,905,832
$ 570,699,584 $ — $ — $ 570,699,584
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities